Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Summary of Significant Changes in Carrying Amount of Investment Associates
The following table summarizes the changes in the carrying amount of the Company’s investments in associates during the years ended December 31, 2024 and 2023:

	Note	Versamet	i-80 Gold	Total
Balance – December 31, 2022		$30,967	$119,867	$150,834
Dilution gain		—	953	953
Share of net loss		(1,704)	(15,761)	(17,465)
Sale of partial interest	10(b)	—	(20,053)	(20,053)
Reclassification of retained interest to marketable securities	10(b)	—	(85,006)	(85,006)
Balance – December 31, 2023		29,263	—	29,263
Dilution loss		(1,588)	—	(1,588)
Share of net income		702	—	702
Reclassification of retained interest to other non-current assets	10(a)	(28,377)	—	(28,377)
Balance – December 31, 2024		$—	$—	$—

Disclosure of Summarized Financial Information of Associates

December 31, 2023
Cash and cash equivalents	$6,034
Other current assets	315
Non-current assets	69,756
Total assets	76,105
Current liabilities	414
Non-current liabilities	16,039
Total liabilities	16,453
Net assets (100%)	$59,652

Equinox Gold’s share of net assets(1)	$20,531
Adjustments to Equinox Gold’s share of net assets	8,732
Carrying amount	$29,263
(1)At December 31, 2023, the Company’s share of net assets of Versamet is based on its 34.4% equity interest in Versamet as of September 30, 2023.
10.    INVESTMENTS IN ASSOCIATES (CONTINUED)
(a)Versamet (continued)

Year ended December 31	2023
Revenue	$1,845
Operating expense	(4,620)
Loss from operations	(2,775)
Other expense	(819)
Income tax recovery	696
Net loss and total comprehensive loss (100%)	$(2,898)

Equinox Gold’s share of Versamet’s net loss and total comprehensive loss(1)	$(997)
Adjustments to Equinox Gold’s share of Versamet’s net loss and total comprehensive loss	(707)
Equinox Gold’s total share of net loss and total comprehensive loss	$(1,704)
(1)The Company’s share of net loss and total comprehensive loss of Versamet for the twelve months ended September 30, 2023 is based on its 34.4% equity interest in Versamet during such period.